Income Taxes (Components of Income Tax Expense) (Details) - USD ($) $ in Millions	3 Months Ended		12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Income Taxes [Line Items]
Tax Cuts and Jobs Act of 2017, change in income tax expense (benefit)	$ 15.5	$ 13.7
Change in deferred tax regulatory asset/liability due to TCJA	17.0	135.2		$ 17.0	$ 135.2
Federal - Current			$ (22.0)	40.0	(2.9)
State and Local - Current			0.6	0.4	0.0
Total Current			(21.4)	40.4	(2.9)
Federal - Deferred			14.1	(9.6)	(22.0)
State and Local - Deferred			1.1	(0.1)	(0.4)
Total Deferred			15.2	(9.7)	(22.4)
Income Tax Expense (Benefit), Continuing Operations, Discontinued Operations			$ (6.2)	$ 30.7	$ (25.3)
Tax rate before change due to Tax Cuts and Jobs Act of 2017				35.00%
Tax rate after Tax Cuts and Jobs Act of 2017					21.00%
Continuing Operations [Member]
Income Taxes [Line Items]
Tax Cuts and Jobs Act of 2017, change in income tax expense (benefit)	$ (1.2)	$ (0.4)